INCOME TAXES - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	$ 408,525	$ 356,468	$ 138,464
Current tax
Current tax expense (benefit)	75,050	57,269	103,081
Deferred tax
Deferred tax expense (benefit)	(15,549)	16,084	(67,237)
Total income tax expense
Total income tax expense (benefit)	59,501	73,353	35,844
Canada
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	(61,704)	(19,357)	6,237
Current tax
Current tax expense (benefit)	1,944	(16,707)	(1,124)
Deferred tax
Deferred tax expense (benefit)	2,048	10,629	685
Total income tax expense
Total income tax expense (benefit)	3,992	(6,078)	(439)
United States
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	(49,536)	22,275	66,432
Current tax
Current tax expense (benefit)	12,570	(1,684)	15,937
Deferred tax
Deferred tax expense (benefit)	(4,176)	1,996	(1,604)
Total income tax expense
Total income tax expense (benefit)	8,394	312	14,333
PRC
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	230,768	193,705	(35,943)
Current tax
Current tax expense (benefit)	55,780	47,528	47,356
Deferred tax
Deferred tax expense (benefit)	(724)	500	(65,017)
Total income tax expense
Total income tax expense (benefit)	55,056	48,028	(17,661)
Japan
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	5,026	1,179	51,910
Current tax
Current tax expense (benefit)	4,104	3,054	24,047
Deferred tax
Deferred tax expense (benefit)	2,008	(173)	(353)
Total income tax expense
Total income tax expense (benefit)	6,112	2,881	23,694
Singapore
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	153,437	69,424	(7,728)
Current tax
Current tax expense (benefit)	475	872	617
Deferred tax
Deferred tax expense (benefit)		231
Total income tax expense
Total income tax expense (benefit)	475	1,103	617
Brazil
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	(44,663)	32,052	14,448
Current tax
Current tax expense (benefit)	(7,518)	5,023	6,151
Deferred tax
Deferred tax expense (benefit)	(25,657)	5,546	1,244
Total income tax expense
Total income tax expense (benefit)	(33,175)	10,569	7,395
Thailand
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	162,303	17,155	(15,562)
Other
Income (loss) before income taxes
Income (loss) before income taxes and equity in earnings of affiliates	12,894	40,035	58,670
Current tax
Current tax expense (benefit)	7,695	19,183	10,097
Deferred tax
Deferred tax expense (benefit)	10,952	(2,645)	(2,192)
Total income tax expense
Total income tax expense (benefit)	$ 18,647	$ 16,538	$ 7,905